Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated Other Comprehensive Income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments
US$
Balance as of January 1, 2011	51,448,320
Other comprehensive income	28,410,852
Balance as of December 31, 2011	79,859,172
Other comprehensive income	2,140,848
Balance as of December 31, 2012	82,000,020
Other comprehensive income	25,910,940
Balance as of December 31, 2013	107,910,960